Description of Organization and Business Operations - Proposed Business Combination (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 08, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 29, 2021
Description of Organization and Business Operations (Details) [Line Items]
Cash		$ 396,761	$ 1,023,499	$ 1,786,550
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Pro forma enterprise value			$ 3,400,000
Payments to acquire businesses, gross			3,400,000
Seven GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash		$ 399,511	1,016,853	$ 711,652
Common stock voting rights	ten votes	ten votes
Net tangible assets		$ 5,000,001	$ 5,000,001
Common stock par value (in Dollars per share)	$ 0.0001
Seven GC Co Holdings INC [Member] | Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash	$ 5,000,000
Common stock voting rights	one vote	one vote
Net tangible assets	$ 5,000,001
Minimum Amount Net Cash Condition For Business Combination	5,000,000
Pro forma enterprise value reduction	100
Pro forma enterprise value	380,000,000
Payments to acquire businesses, gross	293,000,000
Seven GC Co Holdings INC [Member] | Banzai International Inc [Member] | GEM Global Yield LLC SCS and GEM Yield Bahamas Limited [Member]
Description of Organization and Business Operations (Details) [Line Items]
Equity Commitment by Investor	100,000,000
Seven GC Co Holdings INC [Member] | Banzai International Inc [Member] | Previously Reported [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash	100,000,000
Pro forma enterprise value reduction	7,672,000
Seven GC Co Holdings INC [Member] | Banzai International Inc [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value reduction	100,000,000
Seven GC Co Holdings INC [Member] | Banzai International Inc [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value reduction	$ 293,000,000
Seven GC Co Holdings INC [Member] | Seven GC New Class B Shares [Member] | Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Seven GC Co Holdings INC [Member] | Seven GC New Class A Shares [Member] | Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Pro forma enterprise value addition	$ 10,000,000